Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	48,244	21,866
Restricted cash	8,109	8,050
Restricted cash, non-current	6,300	5,000
Cash and cash equivalents and restricted cash	62,653	34,916